UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23619

Aspiriant Capital Appreciation Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1.  Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT CAPITAL APPRECIATION FUND

Semi-Annual Report

September 30, 2025

(Unaudited)

ASPIRIANT CAPITAL APPRECIATION FUND

2

ASPIRIANT CAPITAL APPRECIATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

	Type of Investment	Units / Shares	Cost	Fair Value
MARKETABLE SECURITIES (27.20%)
EXCHANGE-TRADED FUND (2.13%)
iShares MSCI ACWI ETF[a]	Exchange-traded fund	22,669	$2,751,289	$3,133,763
TOTAL EXCHANGE-TRADED FUND			2,751,289	3,133,763

MUTUAL FUNDS (25.07%)
American Funds New Perspective Fund F-3	Mutual fund	162,106	10,762,198	11,945,571
DFA Global Equity Portfolio - Institutional Class	Mutual fund	310,977	10,961,934	12,193,400
GMO Quality Fund - Class VIa	Mutual fund	354,625	10,403,950	12,723,940
TOTAL MUTUAL FUNDS			32,128,082	36,862,911

TOTAL MARKETABLE SECURITIES			34,879,371	39,996,674
	Investment Strategy			Acquisition Date
PORTFOLIO FUNDS[b,c] (72.72%)
PARTNERSHIP INTERESTS (72.72%)
Accolade Partners VII-C, L.P.[d]	Private Equity	$1,417,500	$1,755,126	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Private Equity	—	57,645	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short	5,500,000	11,370,295	4/1/2020
Black River Capital Partners Fund (Food) L.P.[a]	Private Equity	3,746,661	1,269,453	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity	4,279,602	6,331,087	1/10/2020
Coatue Qualified Partners, L.P.	Long/Short	3,602,256	10,177,888	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity	1,424,075	230,674	7/1/2011
Industry Ventures Secondary X, L.P.	Venture Capital	1,000,604	1,531,393	1/2/2024
J. Goldman, L.P.	Long/Short	1,000,000	1,024,305	7/1/2025
KEPE Selling Fund II, L.P.[a]	Private Equity	166,058	166,685	11/15/2024
New Mountain Investments III, L.P.[a]	Buyout	208,517	195,058	12/19/2007
New Mountain Investments VII, L.P.	Buyout	2,553,626	3,069,407	8/29/2024
Oaktree Opportunities Fund X, L.P.	Private Credit	—	1,128,887	2/4/2016
Oaktree Opportunities Fund Xb, L.P.[a]	Private Credit	2,965,855	8,298,168	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short	6,000,000	12,916,090	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity	2,000,000	3,125,912	12/17/2021
Revolution Ventures II, L.P.	Venture Capital	3,814,099	3,121,454	10/24/2013
Stripes V, L.P.	Private Equity	10,056,248	14,003,871	7/7/2021
The Children’s Investment Fund L.P.	Long/Short	3,000,000	12,362,957	11/1/2017
Viking Global Opportunities L.P.	Long/Short	10,000,000	14,758,935	1/1/2021
Vintage V, L.P.	Buyout	1,986,763	32,682	8/20/2008
TOTAL PARTNERSHIP INTERESTS		64,721,864	106,927,972

TOTAL PORTFOLIO FUNDS		64,721,864	106,927,972

3

ASPIRIANT CAPITAL APPRECIATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025 (Unaudited)

	Type of Investment	Units / Shares	Cost	Fair Value
SHORT-TERM INVESTMENT (1.59%)
Goldman Sachs Financial Square Government Fund, 3.78%[a,e]	Money Market Fund	2,336,148	$2,336,148	$2,336,148
TOTAL SHORT-TERM INVESTMENT			2,336,148	2,336,148

TOTAL INVESTMENTS (101.51%)			$101,937,383	$149,260,794
Liabilities in excess of other assets (-1.51%)				(2,221,533)

TOTAL NET ASSETS (100.00%)				$147,039,261

a         All or a portion of this investment is made through the wholly owned subsidiary RMCA Subholding, LLC (see Note 2).

b        Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale (see Notes 3 & 5).

c         Non-income producing security.

d        Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 5).

e         The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except Gavea Investment Fund IV A, L.P., which is domiciled in Brazil.

See accompanying Notes to Consolidated Financial Statements.

4

ASPIRIANT CAPITAL APPRECIATION FUND
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2025 (Unaudited)

SECURITY TYPE	Percent of Total Net Assets
MARKETABLE SECURITIES
Exchange-Traded Fund	2.13%
Mutual Funds	25.07
TOTAL MARKETABLE SECURITIES	27.20
PORTFOLIO FUNDS
Partnership Interests	72.72
TOTAL PORTFOLIO FUNDS	72.72
SHORT-TERM INVESTMENT	1.59
TOTAL INVESTMENTS	101.51
Liabilities in excess of other assets	(1.51)
TOTAL NET ASSETS	100.00%

See accompanying Notes to Consolidated Financial Statements.

5

ASPIRIANT CAPITAL APPRECIATION FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2025 (Unaudited)

ASSETS:
Unaffiliated investments, at fair value (cost $100,519,883)	$147,505,668
Affiliated investments, at fair value (cost $1,417,500)	1,755,126
Cash held in escrow	1,207,172
Receivable for investments sold	124,038
Dividend receivable	56,561
Taxes withheld by Portfolio Funds	48,003
Prepaid expenses	14,994
Total Assets	$150,711,562

LIABILITIES:
Payable for shares redeemed	$1,676,088
Subscriptions received in advance	1,100,000
Deferred tax liability	581,716
Current tax liability	99,061
Management fee payable	63,317
Administration and accounting fees payable	40,423
Administrative services fees payable	37,245
Transfer agent fees and expenses payable	2,055
Custody fees payable	1,893
Other expenses payable	70,503
Total Liabilities	$3,672,301

Commitments and contingencies (see Note 3)

NET ASSETS	$147,039,261

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, par value of $0.001 per share)	99,502,827
Total distributable earnings	47,536,434
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$147,039,261

SHARES ISSUED AND OUTSTANDING	12,326,877
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.93

See accompanying Notes to Consolidated Financial Statements.

6

ASPIRIANT CAPITAL APPRECIATION FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated marketable securities	$221,826
Income distributions from unaffiliated Portfolio Funds (net of withholding tax of $2,199)	238,305
Interest income from unaffiliated investments	484
Total Income	460,615

EXPENSES:
Management fee	368,718
Excise tax expense	92,441
Administration and accounting fees	79,619
Administrative services fees	73,744
Legal fees	49,438
Audit and tax fees	42,868
Trustees’ fees and expenses	31,500
Compliance fees	14,000
Transfer agent fees and expenses	12,405
Registration fees	9,638
Custody fees	9,457
Professional fees	8,667
Insurance fees	2,446
Other expenses	18,871
Total expenses	813,812
Expenses waived by Investment Manager	(243,354)
Net expenses	570,458
Net investment loss before taxes	(109,843)
Current tax (expense)/benefit	14,372
Net investment loss, net of income tax	(95,471)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	1,112,634
Current tax (expense)/benefit	37,870
Net realized gain on investments, net of income tax	1,150,504
Capital gain distributions from unaffiliated marketable securities	326,695
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,795,496
Affiliated investments	164,727
Deferred tax (expense)/benefit	(356,466)
Total net change in unrealized appreciation (depreciation), net of deferred income tax	16,603,757
Total net realized and unrealized gain (loss), net of income tax	18,080,956
Net Increase in Net Assets Resulting from Operations	$17,985,485

See accompanying Notes to Consolidated Financial Statements.

7

ASPIRIANT CAPITAL APPRECIATION FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
CHANGE IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss), net of income tax	$(95,471)	$71,057
Net realized gain on investments, net of income tax	1,150,504	2,503,192
Capital gain distributions from marketable securities	326,695	1,538,414
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	16,603,757	(361,846)
Change in Net Assets Resulting from Operations	17,985,485	3,750,817

DISTRIBUTIONS TO SHAREHOLDERS:
Income and capital gain distributions	—	(16,434,070)
Change in Net Assets Resulting from Distributions	—	(16,434,070)

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,413,000	2,565,000
Shares issued for reinvestment of distributions	—	12,292,500
Shares redeemed	(8,895,433)	(15,831,324)
Change in Net Assets Resulting from Capital Transactions	(7,482,433)	(973,824)

Change in Net Assets	$10,503,052	$(13,657,077)

NET ASSETS:
Beginning of period	136,536,209	150,193,286
End of period	$147,039,261	$136,536,209

TRANSACTIONS IN SHARES:
Shares sold	125,936	230,389
Shares issued for reinvestment of distributions	—	1,162,961
Shares redeemed	(784,718)	(1,438,494)
Change in Shares Outstanding	(658,782)	(45,144)

See accompanying Notes to Consolidated Financial Statements.

8

ASPIRIANT CAPITAL APPRECIATION FUND
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$17,985,485
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(5,085,822)
Proceeds from sales of long-term investments	16,206,695
Realized gain distribution proceeds	780,941
Return of capital distribution proceeds	2,659,846
Proceeds from sales of short-term investments, net	(661,435)
Net realized gain on investments	(1,112,634)
Capital gain distributions from unaffliliated marketable securities	(326,695)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated Investments	(16,795,496)
Affiliated Investments	(164,727)
Change in operating assets and liabilities:
Receivable for investments sold	130,468
Dividend receivable	(12,051)
Taxes withheld by Portfolio Funds	(10,168)
Prepaid expenses	1,173
Administration and accounting fees payable	(759)
Management fee payable	1,961
Administrative services fees payable	1,154
Deferred tax liability	356,466
Current tax liability	(522,242)
Transfer agent fees and expenses payable	(39)
Custody fees payable	(3,184)
Other expenses payable	(33,193)
Net Cash Provided by Operating Activities	13,395,744

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold (net of subscriptions received in advance)	2,513,000
Shares redeemed (net of payable for shares redeemed)	(14,802,454)
Net Cash Used in Financing Activities	(12,289,454)

Net Change in Cash and Cash held in escrow	1,106,290

Cash and Cash held in escrow at Beginning of Period[1]	100,882

Cash and Cash held in escrow at End of Period[1]	$1,207,172

Supplemental cash flow information:
Income taxes paid	$470,000

1        Cash includes cash and cash held in escrow, as outlined further on the Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Consolidated Financial Statements.

9

ASPIRIANT CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share outstanding throughout the period.

	For the Six Months Ended September 30, 2025 (Unaudited)*	For the Year Ended March 31, 2025*	For the Year Ended March 31, 2024*	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]
Net Asset Value, Beginning of Period	$10.51	$11.53	$10.32	$10.93	$10.00

Income from Investment Operations
Net investment income (loss)[2]	(0.01)	0.01	0.04	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	1.43	0.27	1.36	(0.58)	0.96
Total from investment operations	1.42	0.28	1.40	(0.61)	0.93

Less Distributions:
From net investment income	—	(0.37)	—	—	—
From net realized gain	—	(0.93)	(0.19)	—	—
Total distributions	—	(1.30)	(0.19)	—	—

Net Asset Value, End of Period	$11.93	$10.51	$11.53	$10.32	$10.93

Total Return	13.40%[3]	2.37%	13.73%	(5.58)%	9.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$147,039	$136,536	$150,193	$125,995	$148,385
Net investment income (loss)[4]	(0.13)%[5,6]	0.05%[6]	0.34%	(0.30)%	(0.25)%
Expenses before expense waiver and tax expense/(benefit)[4,7]	1.10%[5]	1.00%	1.00%	1.05%	0.95%
Expense waiver	(0.33)%[5]	(0.35)%	(0.40)%	(0.40)%	(0.40)%
Expenses net of expense waiver but before tax expense/(benefit)[4,8]	0.77%[5]	0.65%	0.60%	0.65%	0.55%
Income taxes/(benefit)[9]	0.21%[3]	0.29%	0.29%	0.00%	0.00%
Expenses net of expense waiver and after tax expense/(benefit)[4,10]	0.98%[5]	0.94%	0.89%	0.65%	0.55%
Portfolio turnover rate	4%[3]	75%	82%	6%	13%
*	Includes consolidated accounts of RMCA Subholding, LLC (See Note 2).
[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.
[2]	Per share data is computed using the average shares method.
[3]	Not Annualized.
[4]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

[5]	Annualized, except for tax expense/(benefit) or tax expense reimbursement by Investment Manager where applicable.
[6]	Includes income tax expense/(benefit) of 0.39% and (0.01)% derived from income for the year ended March 31, 2025 and period ended September 30, 2025, respectively.
[7]	Represents the ratio of expenses to average net assets excluding the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).
[8]	Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and excluding current and deferred tax expense/(benefit) (see Notes 6 and 8).
[9]	Includes current and deferred tax expense/(benefit) derived from the net investment income/loss and realized and unrealized gains/losses (see Note 8).
[10]	Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).

See accompanying Notes to Consolidated Financial Statements.

10

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

1.   ORGANIZATION

Aspiriant Capital Appreciation Fund (f/k/a Aspiriant Risk-Managed Capital Appreciation Fund) (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated November 10, 2020. The Fund commenced its operations on April 1, 2021, after the conversion of the Global Capital Opportunities, L.P. (the “Private Fund”), a privately offered investment fund managed by the Investment Manager (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund. The Fund offers shares of beneficial interest (“Shares”). Aspiriant, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in general or limited partnerships, U.S. and foreign funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest or trade in a wide range of securities. The Fund intends to invest its assets in U.S. and foreign markets, including emerging markets, securities and Investment Funds.

The Board of Trustees (the “Board”) of the Fund has the overall responsibility for monitoring the operations of the Fund, including the Investment Manager.

2.   SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates – The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Segment Reporting – The Fund operates as a single operating segment. The Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by certain officers of the Fund, acting as the Chief Operating Decision Maker (the “CODM”). The CODM is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Consolidation of a Subsidiary – RMCA Subholding, LLC (the “Subsidiary), is a wholly-owned corporate subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. As of and for the period ended September 30, 2025, all intercompany accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was January 1, 2024. On September 30, 2025, the Subsidiary had net assets of $15,233,425 which equals 10.4% of the Fund’s net assets.

11

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Cash – Cash and cash held in escrow for Shares tendered and Shares received in advance, if any, may include demand deposits. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Investment Valuation – The Board has delegated day-to-day management of the valuation process to the Investment Manager as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Investment Manager.

Investments in Portfolio Funds – As a practical expedient, the Fund estimates the fair value of interests in Portfolio Funds (“Portfolio Funds’ Interests”) that do not have a readily determinable fair value using the net asset value (“NAV”) per share (or equivalent, such as member units, or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed) of the Portfolio Funds as determined by the respective investment manager (“Portfolio Fund’s Manager”), if the NAV per share of the Portfolio Fund (or its equivalent) is calculated in a manner consistent with measurement principles in ASC 946 as of the reporting entity’s measurement date. If the NAV per share (or its equivalent) of the Portfolio Fund is not as of the Fund’s measurement date or is not calculated in a manner consistent with the measurement principles of ASC 946, the Fund may adjust the most recent NAV per share (or its equivalent) as necessary in order to estimate the fair value for the Portfolio Fund in a manner consistent with the measurement principles of ASC 946 as of the Fund’s measurement date. The Fund will deviate from the NAV (or its equivalent) if it is probable at the measurement date that the Fund will redeem a portion of a Portfolio Fund at an amount different from the NAV per share (or its equivalent).

Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ offering documents. If the Valuation Designee determines that the most recent NAV (or its equivalent) reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a NAV to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee, or the Portfolio Funds’ Managers should prove to be incorrect. The Portfolio Funds’ Managers only provide determinations of the NAV of each Portfolio Fund on a monthly/quarterly basis, in which event it will not be possible to determine the NAV of the Fund more frequently. The Portfolio Funds’ Interests in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Portfolio Funds’ Interests that it has purchased. As of September 30, 2025, investments in Portfolio Funds were valued at $106,927,972, which represented 72.72% of the NAV of the Fund.

Investments in Marketable Securities – Investments in marketable securities listed or traded on an exchange are valued at their last traded price, as of the exchange’s official close of business. The Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

12

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Redeemable securities issued by open-end investment companies and open-end foreign funds are valued at the respective investment company’s or foreign fund’s applicable NAV per share, with the exception of exchange-traded open-end investment companies which are priced as marketable securities.

Investment Transactions and Related Investment Income – All investment transactions are recorded on the trade date. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Dividend income is recorded on ex-dividend dates. Distributions from marketable securities are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from Portfolio Funds are recorded on the effective date, based on the character determined by the Portfolio Fund. Return of capital or security distributions received from Portfolio Funds and securities are accounted for as a reduction to cost. Net realized gain or loss on investments includes net investment gains or losses from marketable securities and realized gains or losses indirectly allocated to the Fund from investments in Portfolio Funds. Realized gains and losses from investments in Portfolio Funds are recognized when reported by those Portfolio Funds. Realized gains and losses from other investments are recorded on a specific identification basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents using period-end spot foreign currency exchange rates. Purchases and sales of investments, and their related income and expenses are translated at the rate of exchange on the respective dates of such transactions. Realized and unrealized gains and losses resulting from foreign currency changes are reflected in the Consolidated Statement of Operations as a component of net realized gain/(loss) and net change in unrealized appreciation on marketable securities and Portfolio Funds.

Federal Income Taxes – See Note 8 — Federal Tax Information for more detailed federal tax information.

It is the Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”). As provided therein, in any tax year in which a Fund generates 90% of its gross income from qualifying sources under Section 851(b)(2) of the Internal Revenue Code, a Fund’s portfolio holds at least 50% of its assets in qualifying assets at the end of each quarter, and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. If, in any tax year, the Fund does not meet the requirements to qualify as a RIC, the Fund will be treated as a taxable corporation for federal income tax purposes and as such will be obligated to pay federal, state and local income tax on taxable income.

The Subsidiary is a wholly owned taxable domestic corporation for tax reporting and has a tax year end of September 30. The Subsidiary is subject to federal, state and local income taxes.

FASB ASC Topic 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax return to determine whether these positions meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination by a taxing authority. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

13

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

ASC 740 requires management of the Fund to analyze all open tax years for all major jurisdictions that may be subject to examination by a tax authority. The open tax years can include current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the six months ended September 30, 2025, the Fund has not recorded a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.   FAIR VALUE DISCLOSURE

In accordance with FASB ASC 820-10, Fair Value Measurement (“ASC 820”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level III measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level I — Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date and on an-ongoing basis. Investments in marketable securities are classified at Level I in the fair value hierarchy.

Level II — Valuations based on observable inputs other than quoted prices in active markets for identical assets or liabilities.

Level III — Valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (e.g. supported by little or no market activity).

The following table summarizes the valuation of the Fund’s investments as of September 30, 2025, by the fair value hierarchy levels:

	Fair Value Measurements
Investments	Level I	Level II	Level III	NAV as Practical Expedient	Total
Marketable Securities	$39,996,674	$—	$—	$—	$39,996,674
Portfolio Funds	—	—	—	106,927,972	106,927,972
Short-term Investment	2,336,148	—	—	—	2,336,148
Total Investments	$42,332,822	$—	$—	$106,927,972	$149,260,794

Investments in Portfolio Funds valued at the NAV as practical expedient are not required under U.S. GAAP to be classified in the fair value hierarchy, however, they are included in the table above to reconcile the total value of investments.

14

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

3.   FAIR VALUE DISCLOSURE (Continued)

A listing of the Portfolio Fund types held by the Fund and the related attributes, as of September 30, 2025 are shown in the table below:

Investment Category	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life*	Redemption Frequency*	Notice Period (in days)	Redemption Restriction Terms*
Core (1)	$62,610	$—	Indefinite	Monthly - Bi-yearly	30-120	May be subject to lockup periods (of up to 2 years) and/or investor and/or fund level gates of up to 25% per withdrawal date
Opportunistic (2)	44,318	18,492	Up to 11 years	None	N/A	N/A
	$106,928	$18,492(3)

(1)      Investments in commingled limited partnerships that have exposure to a range of security types.

(2)      Consists of both private equity and venture capital investments.

(3)      As of September 30, 2025, the Fund had total outstanding commitments of $18,491,905 to the partnership interests of Portfolio Funds.

*    The information summarized in the table above represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

4.   RISK FACTORS

The Fund’s investment activities expose it to various risks, which are associated with the markets and the financial instruments in which it invests (as discussed in Notes 2 and 3). The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund.

Credit – Financial instruments which potentially subject the Fund to concentrations of credit risk consist primarily of cash and cash equivalents, including cash held in escrow. Substantially, all of the Fund’s cash is deposited with one financial institution. Deposits, at times, may be in excess of federally insured limits. The Fund has not experienced any losses on its cash and cash equivalents, nor does it believe it is exposed to any significant credit risk.

Liquidity Constraints of Portfolio Funds – Since the Fund may make additional investments in or effect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Portfolio Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase

15

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

4.   RISK FACTORS (Continued)

Shares from shareholders. Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value.

Limited Liquidity – Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that a shareholder will be able to tender its Shares when or in the amount that a shareholder desires. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status – The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Leverage Risk – The Fund does not generally intend to utilize leverage, however, the Fund is permitted to and may, in the sole discretion of the Investment Manager, leverage its investment positions, when deemed appropriate by the Investment Manager for any reason. Furthermore, the strategies implemented by the Portfolio Funds typically are leveraged. While leverage presents opportunities for increasing the total return on investments, it has the effect of potentially increasing losses as well. Accordingly, any event which adversely affects the value of an investment could be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the investment were not leveraged.

Market Risk – Market risk arises primarily from changes in the market value of financial instruments. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Fund. In many cases, the use of financial instruments serves to modify or offset market risk associated with other transactions, and accordingly, serves to decrease the Fund’s overall exposure to market risk. The Fund attempts to control its exposure to market risk through various analytical monitoring techniques.

5.   INVESTMENTS BY THE FUND

The Fund, generally, has the ability to liquidate its investments periodically, depending on the type of investment, and for the Portfolio Funds, depending on the provisions of the respective Portfolio Fund’s governing agreements. Contribution requirements may also vary based on each Portfolio Fund’s governing agreements. Investment advisors who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management fees, performance allocations and direct expenses based upon the NAV of the Fund’s investment. These fees are deducted directly from the trading account or Portfolio Fund investment balance in accordance with an advisory or limited partnership agreement. The management fees ranged from 0%–2% (with possible performance or high water mark fees ranging from 0% to 20%).

16

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

5.   INVESTMENTS BY THE FUND (Continued)

The Fund can liquidate or redeem the marketable securities, open-end investment companies and open-end foreign funds on a daily basis, and there are no restrictions or limitations placed on such investments. Additionally, the terms of the Portfolio Funds’ governing documents generally provide for restrictions on transferability, minimum holding periods or lock-ups, the suspension of redemptions/withdrawals or the institution of gates on redemptions/withdrawals, at the discretion of the Portfolio Funds’ Managers, and as a result, the Fund may not be able to redeem/withdraw from an investment in a Portfolio Fund without continued exposure to changes in valuations, which could be material.

The Fund’s share of Portfolio Funds that were 5% or more of its net assets as of September 30, 2025 is as follows:

Investment (Description of Strategy)	Percentage of NAV	Fair Value	Redemptions Permitted/Restrictions
Viking Global Opportunities L.P. (Long/Short Equity)(a)	10.0%	$14,758,935	After initial 3 year lock-up, rolling 2 year liquidity for liquid capital account and rolling annual liquidity for illiquid capital account (3 calendar month notice required)
Stripes V, LP (Private Equity)(b)	9.5%	$14,003,871

10 year term starting January 2021 subject to 3 1-year extensions upon discretion of GP with the consent of the LP Advisory Committee; redemptions are generally not permitted, but the general partner makes distributions from the sales of the underlying assets

RA Capital Healthcare Fund, L.P. (Long/Short Equity)(a)	8.8%	$12,916,090	Quarterly liquidity (90 calendar day notice required) after 1 year soft lock-up
The Children’s Investment Fund (Long/Short Equity)(a)	8.4%	$12,362,957	Bi-yearly liquidity (4 months’ notice required); rebalancing entitlement permitted
AQR Delphi Long-Short Equity Fund, L.P. (Long/Short Equity)(a)	7.7%	$11,370,295	Monthly liquidity (30 calendar day notice required)
Coatue Qualified Partners, L.P. (Long/Short Equity)(a)	6.9%	$10,177,888	Annual liquidity (90 calendar day notice required) after 12 month lock-up
Oaktree Opportunities Fund Xb, L.P. (Private Credit)(c)	5.6%	$8,298,168

10 year term starting January 2020 subject to automatic extensions up to 15th anniversary upon discretion of GP and further extension with limited partner approval; redemptions are generally not permitted, but the general partner makes distributions from the sales of the underlying assets

(a)      This strategy includes funds that employ long and short trading in global equities and attempt to achieve capital appreciation.

(b)      This strategy includes funds that focus on investment opportunities in private companies with attractive growth prospects and seek to achieve attractive, risk-adjusted absolute returns.

(c)      This strategy includes funds that focus on investment opportunities in private debt issued by companies that have little or no access to traditional sources of financing and seek to achieve attractive, risk-adjusted absolute returns.

17

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

5.   INVESTMENTS BY THE FUND (Continued)

As of September 30, 2025, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Consolidated Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the six months ended September 30, 2025) is shown below:

Investment (1)	Fair Value 3/31/2025	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation	Fair Value 9/30/2025	Dividend Income
Accolade Partners VII-C, L.P.	$1,545,399	$45,000	$—	$—	$164,727	$1,755,126	$—
Total Affiliated Investments	$1,545,399	$45,000	$—	$—	$164,727	$1,755,126	$—

(1)      Investment does not issue units or shares.

6.   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Investment Management Fee – The Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to an investment management agreement (the “Investment Management Agreement”), the Fund pays the Investment Manager a quarterly Investment Management Fee equal to 0.50% on an annualized basis of the Fund’s NAV as of each quarter-end. NAV means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For purposes of determining the Investment Management Fee payable to the Investment Manager for any quarter, NAV will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Investment Manager for that quarter, and before giving effect to any repurchase of Shares in the Fund effective as of that date. For the six months ended September 30, 2025, the Fund incurred $368,718 in management fees.

The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.33% of its Investment Management Fee. The Management Fee Limitation Agreement automatically renews for consecutive one-year terms (each, a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during the Current Term. The Investment Management Fee waiver is not subject for recoupment. For the six months ended September 30, 2025, the Fund waived $243,354 in Investment Management Fees.

Certain officers of the Fund are employees of the Investment Manager and are not paid by the Fund for the services they provide to the Fund.

18

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

6.   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

Administrative Services Fee – Pursuant to an administrative services agreement with the Fund, the Investment Manager is entitled to a fee calculated at an annual rate of 0.10%, payable quarterly in arrears, based upon the Fund’s net assets as of quarter-end for providing administrative services to the Fund. Such services include the review of shareholder reports and other filings with the SEC; oversight of the Fund’s primary service providers; periodic due diligence reviews of the Fund’s primary service providers; coordination and negotiation of all of the contracts and pricing relating to the Fund’s primary service providers, with the advice of Fund counsel; providing information to the Board relating to the review and selection of the Fund’s primary service providers; and all such other duties or services necessary for the appropriate administration of the Fund that are incidental to the foregoing services. For the six months ended September 30, 2025, the Fund incurred $73,744 in administrative services fees.

Distributor – Distribution Services, LLC is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund.

Administrator – UMB Fund Services, Inc. (the “Administrator”) serves as administrator to the Fund and provides certain administrative, tax, clerical, bookkeeping and investor related services. For these services the Administrator receives a quarterly fee, as well as reasonable out of pocket expenses. For the six months ended September 30, 2025, the Fund incurred $79,619 in administration fees.

Certain trustees and officers of the Fund are employees of the Administrator and are not paid by the Fund for the services they provide to the Fund.

Custodian – UMB Bank, n.a. (the “UMB Bank”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of UMB Bank or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays UMB Bank an asset based fee.

Chief Compliance Officer – Vigilant Compliance, LLC (“Vigilant”) provides Chief Compliance Officer (“CCO”) services to the Fund. An officer of the Fund is an employee of Vigilant.

Guarantees and Indemnification – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7.   CAPITAL CONTRIBUTIONS AND WITHDRAWALS

The Fund will generally offer Shares for purchase as of the first business day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

19

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

7.   CAPITAL CONTRIBUTIONS AND WITHDRAWALS (Continued)

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end fund, which means that the shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and the shareholders to do so, the Fund intends to provide a limited degree of liquidity for the shareholders by conducting repurchase offers generally quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, shareholders will have their Shares repurchased on a pro rata basis, and tendering shareholders will not have all of their tendered Shares repurchased by the Fund. No shareholder will have the right to require the Fund to redeem its Shares.

8.   FEDERAL TAX INFORMATION

At September 30, 2025, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$108,434,948

Gross unrealized appreciation	54,068,662
Gross unrealized depreciation	(13,242,816)
Net unrealized appreciation on investments	$40,825,846

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investments.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. Permanent differences in book and tax accounting are attributable to nondeductible deferred income tax expenses for the six months ended September 30, 2025. The following amounts have been reclassified to paid-in capital and total distributable earnings.

	Increase (Decrease)
	Paid-In Capital	Total Distributable Earnings (Loss)
Six Months Ended September 30, 2025	$(304,224)	$304,224

See Note 2 — Federal Income Taxes for additional information related to the significant considerations in the evaluation of the Fund’s qualification as a RIC. The Fund qualified as a RIC for income tax purposes for the tax year ended September 30, 2024 and expects to qualify as a RIC for the tax year ended September 30, 2025.

20

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

8.   FEDERAL TAX INFORMATION (Continued)

The tax character of distributions is disclosed for the Fund’s tax year, not the fiscal year, as it represents final and accurate information. The estimated tax character of the distributions paid by the Fund during the tax year ended September 30, 2025 is as follows:

Tax Year Ended September 30, 2025
Distributions paid from:
Ordinary income	$4,313,028
Long-term Gain	12,121,042
Total taxable distributions	16,434,070
Total distributions paid	$16,434,070

The current taxes reflect the estimated tax liability of the Fund as of September 30, 2025, based on taxable income of the Subsidiary. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the Subsidiary for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 5.53%. As of September 30, 2025, the Fund recorded a net deferred tax liability for the investments of the Subsidiary. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund’s current and deferred tax (expense)/benefit as of September 30, 2025 consist of the following:

Current Tax (Expense) Benefit
Federal	$41,352
State	10,889
Total Current Tax (Expense) Benefit	52,242
Deferred Tax (Expense) Benefit
Federal	(282,163)
State	(74,303)
Total Deferred Tax (Expense) Benefit	(356,466)
Total Income Tax (Expense) Benefit	$(304,224)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax asset
Capital loss carryforward	$18,515
Deferred tax liability
Net unrealized gain on investments	$(600,232)
Net Deferred Tax Asset/(Liability)	$(581,717)

21

ASPIRIANT CAPITAL APPRECIATION FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2025 (Unaudited)

8.   FEDERAL TAX INFORMATION (Continued)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal income tax (expense)/benefit at statutory rate	$(3,840,839)
State income tax (expense)/benefit (net of federal benefit)	(1,011,421)
Effect of RIC operations not subject to tax	4,548,650
Permanent differences, net	(97)
Prior period adjustment	(517)
Net income Tax (Expense) Benefit	(304,224)

As it pertains to the Subsidiary, the utilization of net operating losses in future years is limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended September 30, 2025, the Subsidiary expects to utilize $18,386 of net operating losses.

As it pertains to the Subsidiary, capital losses incurred during the year can be carried back three years or forward five years. The Subsidiary expects to defer $69,791 of capital losses during the tax year ended September 30, 2025.

9.   INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, the total purchases and total distribution proceeds from sale, redemption or other disposition of investments, excluding short-term investments, amounted to $5,085,822 and $16,206,695, respectively.

10. SUBSEQUENT EVENTS

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to or disclosure in the financial statements.

22

ASPIRIANT CAPITAL APPRECIATION FUND
OTHER INFORMATION
September 30, 2025 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

ASPIRIANT CAPITAL APPRECIATION FUND
PRIVACY POLICY

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-877-997-9971

24

ASPIRIANT CAPITAL APPRECIATION FUND
PRIVACY POLICY (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•   Open an account

•   Provide account information

•   Give us your contact information

•   Make a wire transfer

•   Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•   Affiliates from using your information to market to you

•   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Aspiriant, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

ASPIRIANT CAPITAL APPRECIATION FUND

INVESTMENT MANAGER
Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

FUND COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

CUSTODIAN BANK
UMB Bank, n.a.
1010 Grand Blvd.
Kansas City, MO 64106

TRANSFER AGENT / ADMINISTRATOR
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

DISTRIBUTOR

Distribution Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

(b) Not applicable.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) Not applicable.

Item 14.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund did not engage in securities lending activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)	(1)	Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2. Not applicable to semi-annual reports.

(2)	Not applicable.

(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Not applicable.

(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Capital Appreciation Fund

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, President and Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, President and Principal Executive Officer

Date	12/5/2025

By	/s/ Laura Boucher
Title	Laura Boucher, Treasurer and Principal Financial Officer

Date	12/5/2025